Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of the status of the 2011 share incentive plan

	Years ended December 31,
	2 0 1 9		2 0 1 8		2 0 1 7
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at the beginning of year	674,200	$1.460	813,100	$1.490	875,500	$1.600
Changes during year:
Granted (a)	156,000	$0.003	118,000	$0.003	90,000	$0.650
Exercised	(108,200)	$0.003	(131,800)	$0.003	(46,000)	$1.150
Forfeited	(90,000)	$0.003	(74,100)	$0.500	(78,400)	$1.410
Expired	(280,000)	$2.947	(51,000)	$2.950	(28,000)	$2.950
Options outstanding at the end of year	352,000	$0.23	674,200	$1.46	813,100	$1.490

Options exercisable at the end of year	34,000	$1.49	350,000	$2.630	303,000	$2.900

Weighted average grant date fair value of options granted during the year (b)		$1.31		$1.46		$1.30

(a)	In the years ended December 31, 2019 and 2018, the options were granted with an exercise price equal to par value of NIS 0.01.

In the year ended December 31, 2017, the options were granted with an exercise price equal to the average closing price per share of the Company's ordinary shares on the stock market during the 30-day trading period immediately preceding the date of grant of such option, or with an exercise price equal to par value of NIS 0.01.

(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions:

Schedule of stock option granted is computed on the date of grant according to the Black-Scholes option pricing model

	Years ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Dividend yield	11%	11%	11%
Expected volatility*	25%	28%	35%
Average risk-free interest rate	1.86%	2.6%	1.9%
Expected average term - in years	3.88	3.88	3.88

*	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.

Schedule of information about options outstanding and exercisable

	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	at	remaining	average	at	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2 0 1 9	life	price	2 0 1 9	life	price
		Years			Years

$0.003	320,000	3.65	$0.003	14,000	2	$0.003
$2.425 – 2.688	32,000	1.9	$2.49	20,000	1.64	$2.53